BUSINESS COMBINATIONS (Details 2) $ in Thousands	Apr. 01, 2013 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	$ 73,805
Cash consideration [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	35,059	[1]
Ordinary shares [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	16,909
Incentive Shares for Bond [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	21,837	[2]
Premium Shares for Bond [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	$ 0	[3]

[1]	(i) The cash installments of $16,390, $5,510 and $14,600 were paid in May 2013, September 2013 and September 2014, respectively. There was no cash consideration outstanding as of June 30, 2016.
[2]	(ii) Bond achieved the performance target of the first and second installments of the Incentive Shares, and a total number of 648,697 and 461,107 shares were issued in October 2014 and December 2015, respectively. There was no incentive shares consideration outstanding as of June 30, 2016.
[3]	(iii) Bond also achieved the performance target of 25% and above CAGR growth for premium shares, hence a total number of 166,471 shares were issued in December 2015. There was no premium shares consideration outstanding as of June 30, 2016.